LEASE - Amounts recognized in the statement of income for the year (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
LEASE
Expenses relating to short-term assets	R$ 4,329	R$ 2,531
Expenses relating to low-value assets	2,950	6,428
Total amount recognized	R$ 7,279	R$ 8,959